S000057420 [Member] Annual Fund Operating Expenses - Nuveen ESG International Developed Markets Equity ETF - Nuveen ESG International Developed Markets Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.27%	[1]

[1]	Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2025.